Commitments, Contingent Liabilities, and Guarantees - Commitments to Extend Credit or Funding (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantor Obligations [Line Items]
Total loan commitments	$ 77,112	$ 75,009
Commercial letters of credit	49	63
Purchase card commitments	993	1,048
Principal investing commitments	1	1
Tax credit investment commitments	1,132	1,362
Total loan and other commitments	79,287	77,483
Commercial and other
Guarantor Obligations [Line Items]
Total loan commitments	59,731	57,010
Commercial real estate and construction
Guarantor Obligations [Line Items]
Total loan commitments	3,561	2,855
Home equity
Guarantor Obligations [Line Items]
Total loan commitments	7,793	8,360
Credit cards
Guarantor Obligations [Line Items]
Total loan commitments	$ 6,027	$ 6,784